Annual Total Returns (Vanguard Target Retirement 2035 Fund - Investor Shares Retail) (Vanguard Target Retirement 2035 Fund, Vanguard Target Retirement 2035 Fund - Investor Shares)	18 Months Ended
Mar. 31, 2013
Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Annual Total Return
2012	15.16%
2011	(2.24%)
2010	15.14%
2009	28.17%
2008	(34.66%)
2007	7.49%
2006	15.24%
2005	6.30%
2004	11.95%